Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
16.	PROPERTY, PLANT AND EQUIPMENT

	Properties	Leasehold improvement	Computer equipment	Right-of- use assets	Total
	US$	US$	US$	US$	US$
Cost:
As of January 1, 2024	70,549	—	150	492	71,191
Additions	226,165	—	8	544	226,717
Disposal of subsidiaries	—	—	—	(212)	(212)
Exchange realignment	(1,850)	—	(6)	(61)	(1,917)

As of December 31, 2024	298,774	—	152	763	299,689
Additions	19,966	1,749	—	—	21,715
Disposal of subsidiaries	—	—	(4)	—	(4)
Exchange realignment	10,761	(78)	130	22	10,835

As of December 31, 2025	329,501	1,671	278	785	332,235

Accumulated depreciation:
As of January 1, 2024	(987)	—	(28)	(122)	(1,137)
Charge for the year	(6,426)	—	(31)	(273)	(6,730)
Disposal of subsidiaries	—	—	—	145	145
Exchange realignment	(506)	—	(2)	(10)	(518)

As of December 31, 2024	(7,919)	—	(61)	(260)	(8,240)
Charge for the year	(9,383)	(253)	(4)	(264)	(9,904)
Disposal of subsidiaries	—	—	4	—	4
Exchange realignment	71	30	(128)	1	(26)
		—
As of December 31, 2025	(17,231)	(223)	(189)	(523)	(18,166)

Carrying amount:
As of December 31, 2025	312,270	1,448	89	262	314,069

As of December 31, 2024	290,855	—	91	503	291,449

Properties of US$267,926 and US$270,192 were pledged for bank borrowings (Note 19) as of December 31, 2024 and 2025, respectively.

As of December 31, 2024 and 2025, the Group leases commercial premises for its operations. Lease contracts are entered into for fixed term of three years. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable. In addition, lease liabilities of US$519 and US$273 are recognized with related right-of-use assets of US$503 and US$262 as of December 31, 2024 and 2025, respectively. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.